13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            WestEnd Advisors LLC
Address:         4064 Colony Road
                 Suite 130
                 Charlotte, NC  28211

Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State          and Date of Signing:
Robert L. Pharr                   Charlotte NC              01/22/2010
------------------          -----------------------      ---------------
Signature                        City     State                Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                   ___

Form 13F Information Table Value Total:             523,837,970.16

List of Other Included Managers:                         NONE


                                                             13F Holdings Report
                                                         As of Date:  12/31/2009



                                                                                          INVESTMENT
                 ISSUER             TITLE OF     CUSIP        MKT        SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
                  NAME               CLASS       NUMBER       VAL       PRINC AMT       SOLE(A) SHARED MNGRS   SOLE   SHARED NONE

AT&T, Inc.                         Common Stock  00206R102  23,977,149.03    855,410.24   855,410.24  0 ALL   844,930.24 0 10,480.00
American Tower Corp.               Common Stock  029912201  28,032,876.39    648,759.00   648,759.00  0 ALL   640,309.00 0  8,450.00
Amgen, Inc.                        Common Stock  031162100  23,080,560.00    408,000.00   408,000.00  0 ALL   403,072.00 0  4,928.00
Amylin Pharmaeceuticals Inc.       Common Stock  032346108     272,737.50      3,750.00     3,750.00  0 ALL     3,750.00 0      0.00
Autodesk, Inc.                     Common Stock  052769106  25,271,363.04    994,544.00   994,544.00  0 ALL   981,844.00 0 12,700.00
Bank of America Corp.              Common Stock  060505104      73,236.78      4,863.00     4,863.00  0 ALL     4,863.00 0      0.00
Best Buy Co., Inc.                 Common Stock  086516101  23,720,800.52    601,135.34   601,135.34  0 ALL   593,546.34 0  7,589.00
Celgene Corp.                      Common Stock  151020104  24,509,111.04    440,178.00   440,178.00  0 ALL   434,768.00 0  5,410.00
Cisco Systems, Inc.                Common Stock  17275R102  25,367,566.14  1,059,631.00 1,059,631.00  0 ALL 1,046,044.00 0 13,587.00
Citigroup, Inc.                    Common Stock  172967101      37,601.60     11,360.00    11,360.00  0 ALL    11,360.00 0      0.00
Coach, Inc.                        Common Stock  189754104  27,708,954.78    758,526.00   758,526.00  0 ALL   748,672.00 0  9,854.00
Costco Wholesale Corp.             Common Stock  22160K105  25,506,116.05    431,065.00   431,065.00  0 ALL   425,497.00 0  5,568.00
Genzyme Corp.                      Common Stock  372917104  20,105,029.23    410,223.00   410,223.00  0 ALL   405,514.00 0  4,709.00
IShares Nasdaq Biotechnology       Common Stock  464287556   1,118,616.10     13,670.00    13,670.00  0 ALL    12,183.00 0  1,487.00
Int'l Business Machines            Common Stock  459200101  25,357,293.50    193,715.00   193,715.00  0 ALL   191,284.00 0  2,431.00
Intel Corp.                        Common Stock  458140100  25,532,589.82  1,251,597.54 1,251,597.54  0 ALL 1,235,705.54 0 15,892.00
International Asia ex-Japan ETF    Common Stock  464288182   4,333,954.99     77,794.92    77,794.92  0 ALL    75,438.92 0  2,356.00
Ishares Dow Jones
  US Technology Sector             Common Stock  464287721   2,909,822.54     50,570.43    50,570.43  0 ALL    45,579.43 0  4,991.00
Ishares Dow Jones US Telecom
  Sector                           Common Stock  464287713   3,680,880.93     56,153.79    56,153.79  0 ALL    50,192.79 0  5,961.00
JPMorgan Chase & Co.               Common Stock  46625H100      61,171.56      1,468.00     1,468.00  0 ALL     1,468.00 0      0.00
Lowes Cos. Inc.                    Common Stock  548661107  25,606,150.11  1,094,747.76 1,094,747.76  0 ALL 1,081,167.76 0 13,580.00
Nike, Inc. Class B                 Common Stock  654106103  25,027,514.21    378,803.00   378,803.00  0 ALL   374,088.00 0  4,715.00
Oracle Corp.                       Common Stock  68389X105  25,564,743.84  1,042,182.79 1,042,182.79  0 ALL 1,029,488.79 0 12,694.00
Qualcomm, Inc.                     Common Stock  747525103  23,044,851.07    498,159.34   498,159.34  0 ALL   492,338.34 0  5,821.00
Research In Motion Ltd.            Common Stock  760975102  21,919,701.76    324,544.00   324,544.00  0 ALL   320,917.00 0  3,627.00
SPDR SERIES TRUST LEHMAN YLD ETF   Common Stock  78464A417     423,585.92     10,914.35    10,914.35  0 ALL     8,476.35 0  2,438.00
SPDR Tr Unit Ser 1                 Common Stock  78462F103     589,851.92      5,293.00     5,293.00  0 ALL     5,293.00 0      0.00
Target Corp.                       Common Stock  87612E106  24,783,187.44    512,366.91   512,366.91  0 ALL   505,868.91 0  6,498.00
UltraShort Lehman 20+ Trsy
  ProShares                        Common Stock  74347R297      68,385.48      1,371.00     1,371.00  0 ALL     1,371.00 0      0.00
VANGUARD INDEX FDS EXTEND MKT ETF  Common Stock  922908652   4,267,724.40     99,111.11    99,111.11  0 ALL    95,974.11 0  3,137.00
Vanguard Consumer Discretionary
  ETF                              Common Stock  92204A108   2,053,162.31     43,899.13    43,899.13  0 ALL    39,611.13 0  4,288.00
Vanguard Consumer Staples ETF      Common Stock  92204A207     724,990.31     11,036.54    11,036.54  0 ALL     9,873.54 0  1,163.00
Vanguard Intl Equity Index
  All World Ex U                   Common Stock  922042775   8,486,339.85    194,596.19   194,596.19  0 ALL   188,673.19 0  5,923.00
Verizon Comm., Inc.                Common Stock  92343V104  23,638,486.91    713,507.00   713,507.00  0 ALL   705,036.00 0  8,471.00
Walgreen Co.                       Common Stock  931422109  24,399,191.52    664,466.00   664,466.00  0 ALL   655,884.00 0  8,582.00
Wells Fargo & Co New               Common Stock  949746101      56,571.04      2,096.00     2,096.00  0 ALL     2,096.00 0      0.00
iShares Investment Grade Corp
  Bond Fund                        Common Stock  464287242   2,127,106.48     20,423.49    20,423.49  0 ALL    16,034.49 0  4,389.00
streetTRACKS Total Market ETF      Common Stock  78464A805     398,994.06      4,868.75     4,868.75  0 ALL     4,868.75 0      0.00